SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 121.6%
Advertising — .8%
Neptune Bidco US, Inc., Sr. Scd. Notes(b),(c)		9.29	4/15/2029	1,660,000	1,663,841
Aerospace & Defense — 3.2%
AAR Escrow Issuer LLC, Gtd. Notes(b),(c)		6.75	3/15/2029	737,000	763,057
Bombardier, Inc., Sr. Unscd. Notes(b),(c)		6.75	6/15/2033	950,000	1,005,324
Goat Holdco LLC, Sr. Scd. Notes(b),(c)		6.75	2/1/2032	1,469,000	1,509,926
TransDigm, Inc., Gtd. Notes(b),(c)		6.38	5/31/2033	867,000	890,242
TransDigm, Inc., Sr. Scd. Notes(b),(c)		6.38	3/1/2029	650,000	671,137
TransDigm, Inc., Sr. Scd. Notes(b),(c)		6.75	8/15/2028	478,000	487,018
TransDigm, Inc., Sr. Scd. Notes(b),(c)		6.88	12/15/2030	870,000	910,913
TransDigm, Inc., Sr. Scd. Notes(b)		7.13	12/1/2031	220,000	231,489
					6,469,106
Airlines — 1.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Scd. Notes(b),(c)		5.75	4/20/2029	1,275,121	1,299,277
JetBlue Airways Corp./JetBlue Loyalty LP, Sr. Scd. Notes(b),(c)		9.88	9/20/2031	835,000	841,961
					2,141,238
Automobiles & Components — 3.1%
Clarios Global LP/Clarios US Finance Co., Gtd. Notes(b)		6.75	9/15/2032	805,000	835,258
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Notes(b),(c)		6.75	2/15/2030	1,325,000	1,386,692
Forvia SE, Sr. Unscd. Notes(b),(c)		6.75	9/15/2033	1,100,000	1,136,515
Nissan Motor Co. Ltd., Sr. Unscd. Bonds(b)	EUR	6.38	7/17/2033	463,000	559,837
Nissan Motor Co. Ltd., Sr. Unscd. Notes(b)		4.35	9/17/2027	500,000	493,587

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 121.6% (continued)
Automobiles & Components — 3.1% (continued)
Nissan Motor Co. Ltd., Sr. Unscd. Notes(b),(c)		7.50	7/17/2030	803,000	843,339
Qnity Electronics, Inc., Gtd. Notes(b)		6.25	8/15/2033	370,000	383,987
Qnity Electronics, Inc., Sr. Scd. Notes(b)		5.75	8/15/2032	533,000	545,630
					6,184,845
Banks — .6%
Citigroup, Inc., Jr. Sub. Notes, Ser. X(c),(d)		3.88	2/18/2026	1,171,000	1,171,266
Building Materials — 3.5%
Builders FirstSource, Inc., Gtd. Notes(b),(c)		4.25	2/1/2032	724,000	690,016
Camelot Return Merger Sub, Inc., Sr. Scd. Notes(b),(c)		8.75	8/1/2028	1,749,000	1,356,761
EMRLD Borrower LP/Emerald Co-Issuer, Inc., Sr. Scd. Notes(b),(c)		6.63	12/15/2030	1,721,000	1,794,593
MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes(b),(c)		5.50	2/1/2030	573,000	556,447
Quikrete Holdings, Inc., Sr. Scd. Notes(b),(c)		6.38	3/1/2032	851,000	886,346
Quikrete Holdings, Inc., Sr. Unscd. Notes(b)		6.75	3/1/2033	652,000	681,328
Standard Building Solutions, Inc., Gtd. Notes(b)		5.88	3/15/2034	558,000	559,980
Standard Industries, Inc., Sr. Unscd. Notes(b),(c)		4.75	1/15/2028	407,000	406,388
					6,931,859
Chemicals — 1.5%
Inversion Escrow Issuer LLC, Sr. Scd. Notes(b),(c)		6.75	8/1/2032	810,000	809,612
Olympus Water US Holding Corp., Sr. Scd. Bonds	EUR	6.13	2/15/2033	720,000	842,207
Olympus Water US Holding Corp., Sr. Scd. Notes(b)		7.25	2/15/2033	385,000	387,253

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 121.6% (continued)
Chemicals — 1.5% (continued)
Rain Carbon, Inc., Sr. Scd. Notes(b),(c)		12.25	9/1/2029	328,000	341,968
WR Grace Holdings LLC, Sr. Scd. Notes(b)		6.63	8/15/2032	529,000	536,136
					2,917,176
Collateralized Loan Obligations Debt — 1.7%
Crown Point 8 Ltd. CLO, Ser. 2019-8A, Cl. ER, (3 Month TSFR +7.39%)(b),(c),(e)		11.28	10/20/2034	2,375,000	2,381,232
Diameter Capital 3 Ltd. CLO, Ser. 2022-3A, Cl. DR, (3 Month TSFR +5.25%)(b),(e)		9.15	1/15/2038	400,000	403,179
Trimaran Cavu Ltd. CLO, Ser. 2019-1A, Cl. ER, (3 Month TSFR +6.00%)(b),(e)		9.88	1/20/2037	700,000	688,869
					3,473,280
Commercial & Professional Services — 6.6%
Albion Financing 1 Sarl/Aggreko Holdings, Inc., Sr. Scd. Notes(b),(c)		7.00	5/21/2030	1,147,000	1,201,776
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Scd. Notes(b)		6.88	6/15/2030	540,000	562,546
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unscd. Notes(b),(c)		6.00	6/1/2029	710,000	703,235
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Scd. Bonds(b)	GBP	4.88	6/1/2028	520,000	685,632
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(b)		8.25	1/15/2030	613,000	635,958
Belron UK Finance PLC, Sr. Scd. Notes(b)		5.75	10/15/2029	570,000	582,375
House of HR Group BV, Sr. Scd. Bonds(b)	EUR	9.00	11/3/2029	595,000	703,770
ION Platform Finance US, Inc., Sr. Scd. Notes(b)		7.88	9/30/2032	555,000	527,309

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 121.6% (continued)
Commercial & Professional Services — 6.6% (continued)
Raven Acquisition Holdings LLC, Sr. Scd. Notes(b),(c)		6.88	11/15/2031	1,392,000	1,435,682
The ADT Security Corp., Sr. Scd. Bonds(b)		5.88	10/15/2033	691,000	700,269
United Rentals North America, Inc., Gtd. Notes		3.75	1/15/2032	998,000	939,147
Verisure Midholding AB, Gtd. Notes(b)	EUR	5.25	2/15/2029	2,200,000	2,598,856
Veritiv Operating Co., Sr. Scd. Notes(b),(c)		10.50	11/30/2030	591,000	636,190
Wand NewCo 3, Inc., Sr. Scd. Notes(b),(c)		7.63	1/30/2032	1,225,000	1,297,067
					13,209,812
Consumer Discretionary — 7.6%
Allwyn Entertainment Financing UK PLC, Sr. Scd. Notes(b),(c)		7.88	4/30/2029	710,000	739,378
Carnival Corp., Gtd. Notes(b)		5.75	8/1/2032	570,000	585,693
Carnival Corp., Gtd. Notes(b),(c)		6.13	2/15/2033	855,000	883,313
Dealer Tire LLC/DT Issuer LLC, Sr. Unscd. Notes(b),(c)		8.00	2/1/2028	1,106,000	1,111,947
Hilton Domestic Operating Co., Inc., Gtd. Notes(b),(c)		4.00	5/1/2031	650,000	622,771
Hilton Domestic Operating Co., Inc., Gtd. Notes(b)		5.50	3/31/2034	372,000	374,743
Light & Wonder International, Inc., Gtd. Notes(b),(c)		6.25	10/1/2033	1,758,000	1,780,622
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Scd. Notes(b),(c)		4.88	5/1/2029	510,000	502,012
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, Scd. Notes(b)		11.88	4/15/2031	640,000	676,719
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, Sr. Scd. Notes(b),(c)		8.25	4/15/2030	525,000	548,652

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 121.6% (continued)
Consumer Discretionary — 7.6% (continued)
NCL Corp. Ltd., Sr. Unscd. Notes(b),(c)		6.75	2/1/2032	1,341,000	1,373,904
NCL Corp., Ltd., Sr. Unscd. Notes(b)		5.88	1/15/2031	533,000	531,284
Resideo Funding, Inc., Gtd. Notes(b),(c)		4.00	9/1/2029	1,139,000	1,103,167
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes(b),(c)		6.00	2/1/2033	1,064,000	1,093,628
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unscd. Notes(b),(c)		6.63	3/1/2030	684,000	608,398
Station Casinos LLC, Gtd. Notes(b)		4.63	12/1/2031	637,000	604,437
Viking Cruises Ltd., Sr. Unscd. Notes(b)		5.88	10/15/2033	534,000	542,519
Warnermedia Holdings, Inc., Gtd. Notes(c)		4.28	3/15/2032	814,000	715,563
Windsor Holdings III LLC, Sr. Scd. Notes(b)		8.50	6/15/2030	780,000	824,934
					15,223,684
Consumer Durables & Apparel — .8%
Beach Acquisition Bidco LLC, Sr. Scd. Bonds(b)	EUR	5.25	7/15/2032	470,000	563,663
Beach Acquisition Bidco LLC, Sr. Unscd. Notes(b),(c),(f)		10.00	7/15/2033	1,018,000	1,124,516
					1,688,179
Diversified Financials — 7.9%
Encore Capital Group, Inc., Sr. Scd. Notes(b)	GBP	4.25	6/1/2028	805,000	1,045,779
Encore Capital Group, Inc., Sr. Scd. Notes(b)		6.63	4/15/2031	552,000	555,214
Garfunkelux Holdco 3 SA, Sr. Scd. Bonds(b)	EUR	9.50	11/1/2028	594,557	115,303
Garfunkelux Holdco 4 SA, Unscd. Bonds(b),(f)	EUR	10.50	5/1/2030	125,722	2,216
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Scd. Notes(c)		9.75	1/15/2029	705,000	703,724

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 121.6% (continued)
Diversified Financials — 7.9% (continued)
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes(b),(c)	6.13	11/1/2032	907,000	923,535
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes(b),(c)	7.13	4/30/2031	1,050,000	1,103,919
OneMain Finance Corp., Gtd. Notes(c)	7.50	5/15/2031	519,000	546,444
OneMain Finance Corp., Gtd. Notes(c)	7.88	3/15/2030	773,000	817,816
Osaic Holdings, Inc., Gtd. Notes(b),(c)	8.00	8/1/2033	930,000	972,297
PennyMac Financial Services, Inc., Gtd. Notes(b)	6.75	2/15/2034	790,000	817,166
PennyMac Financial Services, Inc., Gtd. Notes(b),(c)	7.13	11/15/2030	334,000	352,398
PHH Escrow Issuer LLC/PHH Corp., Sr. Unscd. Notes(b),(c)	9.88	11/1/2029	1,343,000	1,394,786
Rocket Cos., Inc., Gtd. Notes(b)	6.13	8/1/2030	522,000	539,881
Rocket Cos., Inc., Gtd. Notes(b)	6.38	8/1/2033	660,000	688,954
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes(b),(c)	4.00	10/15/2033	962,000	894,483
UWM Holdings LLC, Gtd. Notes(b)	6.25	3/15/2031	710,000	709,209
UWM Holdings LLC, Gtd. Notes(b),(c)	6.63	2/1/2030	1,337,000	1,354,714
VFH Parent LLC/Valor Co- Issuer, Inc., Sr. Scd. Bonds(b),(c)	7.50	6/15/2031	2,087,000	2,191,083
				15,728,921
Electronic Components — .6%
WESCO Distribution, Inc., Gtd. Notes(b)	6.38	3/15/2033	354,000	369,827
WESCO Distribution, Inc., Gtd. Notes(b),(c)	6.63	3/15/2032	747,000	780,924
				1,150,751
Energy — 13.3%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unscd. Notes(b),(c)	7.50	10/1/2029	698,000	731,634

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 121.6% (continued)
Energy — 13.3% (continued)
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes(b)	5.75	7/1/2034	821,000	827,606
BKV Upstream Midstream LLC, Gtd. Notes(b),(c)	7.50	10/15/2030	1,795,000	1,827,989
Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unscd. Notes(b),(c)	7.00	7/15/2029	522,000	546,757
Comstock Resources, Inc., Gtd. Notes(b),(c)	5.88	1/15/2030	1,070,000	1,041,501
Comstock Resources, Inc., Gtd. Notes(b),(c)	6.75	3/1/2029	777,000	779,258
CQP Holdco LP/BIP-V Chinook Holdco LLC, Sr. Scd. Notes(b),(c)	5.50	6/15/2031	1,450,000	1,435,469
DBR Land Holdings LLC, Gtd. Notes(b),(c)	6.25	12/1/2030	1,403,000	1,435,970
Energy Transfer LP, Jr. Sub. Notes, Ser. B(c),(d)	6.63	2/15/2028	1,489,000	1,488,255
Gulfport Energy Operating Corp., Gtd. Notes(b),(c)	6.75	9/1/2029	1,466,000	1,515,743
Matador Resources Co., Gtd. Notes(b),(c)	6.50	4/15/2032	805,000	816,926
Moss Creek Resources Holdings, Inc., Sr. Unscd. Notes(b),(c)	8.25	9/1/2031	977,000	936,249
Noble Finance II LLC, Gtd. Notes(b),(c)	8.00	4/15/2030	1,009,000	1,048,920
Northern Oil & Gas, Inc., Sr. Unscd. Notes(b),(c)	7.88	10/15/2033	783,000	762,865
Northern Oil & Gas, Inc., Sr. Unscd. Notes(b),(c)	8.75	6/15/2031	730,000	737,917
Northriver Midstream Finance LP, Sr. Scd. Notes(b),(c)	6.75	7/15/2032	1,065,000	1,086,053
Rockies Express Pipeline LLC, Sr. Unscd. Notes(b),(c)	4.80	5/15/2030	1,108,000	1,094,319
SM Energy Co., Sr. Unscd. Notes(b),(c)	6.75	8/1/2029	667,000	672,267
Sunoco LP, Gtd. Notes(b)	5.63	3/15/2031	690,000	695,414
TerraForm Power Operating LLC, Gtd. Notes(b),(c)	4.75	1/15/2030	848,000	827,081

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 121.6% (continued)
Energy — 13.3% (continued)
TGNR Intermediate Holdings LLC, Sr. Unscd. Notes(b),(c)		5.50	10/15/2029	2,354,000	2,339,480
Venture Global LNG, Inc., Jr. Sub. Notes(b),(d)		9.00	9/30/2029	744,000	588,103
Venture Global LNG, Inc., Sr. Scd. Notes(b)		8.13	6/1/2028	711,000	720,558
Venture Global LNG, Inc., Sr. Scd. Notes(b),(c)		9.88	2/1/2032	952,000	984,080
Venture Global Plaquemines LNG LLC, Sr. Scd. Bonds(b)		6.13	12/15/2030	400,000	407,570
Venture Global Plaquemines LNG LLC, Sr. Scd. Notes(b),(c)		6.50	1/15/2034	1,279,000	1,310,655
					26,658,639
Environmental Control — .9%
Luna 2.5 Sarl, Sr. Scd. Bonds(b)	EUR	5.50	7/1/2032	268,000	321,757
Madison IAQ LLC, Sr. Scd. Notes(b)		4.13	6/30/2028	376,000	369,770
Waste Pro USA, Inc., Sr. Unscd. Notes(b),(c)		7.00	2/1/2033	1,038,000	1,071,025
					1,762,552
Food Products — 3.3%
Bellis Acquisition Co. PLC, Sr. Scd. Bonds(b)	GBP	8.13	5/14/2030	630,000	792,052
Fiesta Purchaser, Inc., Sr. Scd. Notes(b),(c)		7.88	3/1/2031	470,000	492,312
Fiesta Purchaser, Inc., Sr. Unscd. Notes(b),(c)		9.63	9/15/2032	722,000	758,473
Froneri Lux FinCo Sarl, Sr. Scd. Notes(b),(c)		6.00	8/1/2032	950,000	963,798
Post Holdings, Inc., Gtd. Notes(b)		4.63	4/15/2030	1,523,000	1,484,284
Post Holdings, Inc., Gtd. Notes(b),(c)		6.50	3/15/2036	930,000	932,033
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, Scd. Notes(b)		4.63	3/1/2029	1,186,000	1,143,880
					6,566,832

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 121.6% (continued)
Forest Products & Paper — .1%
Mercer International, Inc., Sr. Unscd. Notes(b)		12.88	10/1/2028	257,000	199,552
Health Care — 9.2%
1261229 B.C. Ltd., Sr. Scd. Notes(b),(c)		10.00	4/15/2032	1,890,000	1,967,049
Bausch Health Americas, Inc., Gtd. Notes(b)		8.50	1/31/2027	353,000	349,792
Bausch Health Cos., Inc., Sr. Scd. Notes(b)		11.00	9/30/2028	781,000	809,596
CHS/Community Health Systems, Inc., Sr. Scd. Notes(b),(c)		5.25	5/15/2030	762,000	717,036
CHS/Community Health Systems, Inc., Sr. Scd. Notes(b)		9.75	1/15/2034	1,038,000	1,091,539
CHS/Community Health Systems, Inc., Sr. Scd. Notes(b)		10.88	1/15/2032	1,232,000	1,346,194
Cidron Aida Finco Sarl, Sr. Scd. Bonds(b)	EUR	7.00	10/27/2031	360,000	438,595
Insulet Corp., Sr. Unscd. Notes(b),(c)		6.50	4/1/2033	658,000	688,411
IQVIA, Inc., Gtd. Notes(b),(c)		6.25	6/1/2032	698,000	730,225
LifePoint Health, Inc., Sr. Scd. Notes(b)		8.38	2/15/2032	623,000	676,755
LifePoint Health, Inc., Sr. Unscd. Notes(b),(c)		10.00	6/1/2032	924,000	982,521
Medline Borrower LP, Gtd. Notes(b),(c)		5.25	10/1/2029	554,000	557,322
Medline Borrower LP, Sr. Scd. Notes(b),(c)		3.88	4/1/2029	563,000	550,053
Option Care Health, Inc., Gtd. Notes(b),(c)		4.38	10/31/2029	1,159,000	1,137,397
Radiology Partners, Inc., Sr. Scd. Notes(b),(c)		8.50	7/15/2032	873,000	913,060
RAY Financing LLC, Sr. Scd. Bonds(b)	EUR	6.50	7/15/2031	710,000	851,921
Sotera Health Holdings LLC, Sr. Scd. Notes(b),(c)		7.38	6/1/2031	664,000	697,248
Team Health Holdings, Inc., Sr. Scd. Notes(b),(c)		8.38	6/30/2028	1,293,000	1,310,928

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 121.6% (continued)
Health Care — 9.2% (continued)
Tenet Healthcare Corp., Sr. Scd. Notes(c)		4.25	6/1/2029	692,000	682,267
Tenet Healthcare Corp., Sr. Scd. Notes(c)		4.63	6/15/2028	828,000	832,610
Tenet Healthcare Corp., Sr. Scd. Notes(c)		6.75	5/15/2031	890,000	926,534
Tenet Healthcare Corp., Sr. Unscd. Notes(b)		6.00	11/15/2033	184,000	189,560
					18,446,613
Industrial — 2.6%
Arcosa, Inc., Gtd. Notes(b)		6.88	8/15/2032	680,000	719,436
Artera Services LLC, Sr. Scd. Notes(b)		8.50	2/15/2031	704,000	585,088
Dycom Industries, Inc., Gtd. Notes(b),(c)		4.50	4/15/2029	874,000	864,018
Dynamo Newco II GmbH, Sr. Scd. Bonds(b)	EUR	6.25	10/15/2031	600,000	720,001
Entegris, Inc., Gtd. Notes(b),(c)		5.95	6/15/2030	929,000	948,282
GrafTech Finance, Inc., Scd. Notes(b),(c)		4.63	12/23/2029	1,009,000	754,228
GrafTech Global Enterprises, Inc., Scd. Notes(b)		9.88	12/23/2029	639,000	559,125
					5,150,178
Information Technology — 5.5%
AthenaHealth Group, Inc., Sr. Unscd. Notes(b),(c)		6.50	2/15/2030	3,246,000	3,238,990
Cloud Software Group, Inc., Scd. Notes(b),(c)		9.00	9/30/2029	1,056,000	1,100,564
Cloud Software Group, Inc., Sr. Scd. Notes(b),(c)		6.50	3/31/2029	950,000	963,060
CoreLogic, Inc., Sr. Scd. Notes(b)		4.50	5/1/2028	627,000	617,209
CoreWeave, Inc., Gtd. Notes(b),(c)		9.00	2/1/2031	362,000	332,233
CoreWeave, Inc., Gtd. Notes(b),(c)		9.25	6/1/2030	470,000	437,480
Elastic NV, Sr. Unscd. Notes(b),(c)		4.13	7/15/2029	1,712,000	1,662,030
Ellucian Holdings, Inc., Sr. Scd. Notes(b),(c)		6.50	12/1/2029	933,000	953,667

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 121.6% (continued)
Information Technology — 5.5% (continued)
SS&C Technologies, Inc., Gtd. Notes(b)		6.50	6/1/2032	480,000	499,792
UKG, Inc., Sr. Scd. Notes(b),(c)		6.88	2/1/2031	1,127,000	1,159,450
					10,964,475
Insurance — 7.5%
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Bonds(b),(c)		6.75	7/1/2032	1,550,000	1,603,534
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes(b),(c)		8.25	2/1/2029	786,000	817,391
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer, Sr. Scd. Notes(b),(c)		6.75	4/15/2028	666,000	680,406
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer, Sr. Scd. Notes(b),(c)		7.00	1/15/2031	715,000	742,288
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer, Sr. Unscd. Notes(b),(c)		7.38	10/1/2032	703,000	729,798
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Sr. Unscd. Notes(b),(c)		7.88	11/1/2029	1,608,000	1,625,277
Ardonagh Finco Ltd., Sr. Scd. Bonds(b)	EUR	6.88	2/15/2031	980,000	1,191,789
Ardonagh Finco Ltd., Sr. Scd. Notes(b),(c)		7.75	2/15/2031	1,050,000	1,101,529
Ardonagh Group Finance Ltd., Sr. Unscd. Notes(b),(c)		8.88	2/15/2032	1,305,000	1,361,605
Global Atlantic Fin Co., Gtd. Notes(b),(c)		7.95	6/15/2033	674,000	770,211
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Scd. Notes(b)		7.25	2/15/2031	530,000	546,135
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Unscd. Notes(b),(c)		8.13	2/15/2032	1,055,000	1,089,933

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 121.6% (continued)
Insurance — 7.5% (continued)
Jones Deslauriers Insurance Management, Inc., Sr. Unscd. Notes(b),(c)		6.88	10/1/2033	788,000	761,399
Panther Escrow Issuer LLC, Sr. Scd. Notes(b)		7.13	6/1/2031	527,000	546,435
The Nassau Companies of New York, Sr. Unscd. Notes(b),(c)		7.88	7/15/2030	1,616,000	1,543,929
					15,111,659
Internet Software & Services — 2.2%
Arches Buyer, Inc., Sr. Unscd. Notes(b),(c)		6.13	12/1/2028	1,258,000	1,228,155
Cablevision Lightpath LLC, Sr. Scd. Notes(b),(c)		3.88	9/15/2027	790,000	774,008
Rakuten Group, Inc., Sr. Unscd. Notes(b),(c)		9.75	4/15/2029	625,000	699,600
United Group BV, Sr. Scd. Bonds(b)	EUR	6.50	10/31/2031	510,000	614,182
Wayfair LLC, Sr. Scd. Notes(b),(c)		6.75	11/15/2032	1,063,000	1,094,093
					4,410,038
Materials — 2.0%
Clydesdale Acquisition Holdings, Inc., Gtd. Notes(b),(c)		8.75	4/15/2030	945,000	961,447
Clydesdale Acquisition Holdings, Inc., Sr. Scd. Notes(b),(c)		6.88	1/15/2030	931,000	955,439
Graphic Packaging International LLC, Gtd. Notes(b)		6.38	7/15/2032	800,000	815,938
Sealed Air Corp., Gtd. Notes(b),(c)		5.00	4/15/2029	620,000	625,509
TriMas Corp., Gtd. Notes(b)		4.13	4/15/2029	706,000	687,156
					4,045,489
Media — 8.5%
Block Communications, Inc., Gtd. Notes(b)		4.88	3/1/2028	705,000	659,085
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(b),(c)		5.38	6/1/2029	799,000	790,530

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 121.6% (continued)
Media — 8.5% (continued)
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(b),(c)	4.25	1/15/2034	1,378,000	1,172,987
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(c)	4.50	5/1/2032	1,230,000	1,104,764
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(b),(c)	5.00	2/1/2028	1,834,000	1,820,516
CSC Holdings LLC, Gtd. Notes(b),(c)	11.75	1/31/2029	715,000	531,654
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., Sr. Scd. Notes(b),(c)	10.00	2/15/2031	973,000	994,992
Discovery Communications LLC, Gtd. Notes	3.95	3/20/2028	354,000	347,982
Discovery Communications LLC, Gtd. Notes(c)	4.13	5/15/2029	885,000	855,954
DISH DBS Corp., Gtd. Notes	5.13	6/1/2029	879,000	780,894
DISH DBS Corp., Gtd. Notes	7.38	7/1/2028	967,000	935,775
DISH DBS Corp., Sr. Scd. Notes(b)	5.75	12/1/2028	737,000	724,012
Gray Media, Inc., Sr. Scd. Notes(b),(c)	7.25	8/15/2033	983,000	1,005,048
Sinclair Television Group, Inc., Sr. Scd. Bonds(b),(c)	8.13	2/15/2033	1,079,000	1,127,684
Sirius XM Radio LLC, Gtd. Notes(b),(c)	4.00	7/15/2028	1,010,000	988,614
Sirius XM Radio LLC, Gtd. Notes(b),(c)	5.00	8/1/2027	1,100,000	1,106,463
Sunrise FinCo I BV, Sr. Scd. Notes(b),(c)	4.88	7/15/2031	570,000	543,381
The EW Scripps Company, Scd. Notes(b),(c)	9.88	8/15/2030	871,000	870,537
Virgin Media Secured Finance PLC, Sr. Scd. Notes(b)	5.50	5/15/2029	667,000	657,530
				17,018,402
Metals & Mining — 2.6%
Arsenal AIC Parent LLC, Sr. Scd. Notes(b),(c)	8.00	10/1/2030	890,000	945,545

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 121.6% (continued)
Metals & Mining — 2.6% (continued)
Celsa Opco SA, Sr. Scd. Bonds(b)	EUR	8.25	12/15/2030	463,000	564,111
Cleveland-Cliffs, Inc., Gtd. Notes(b),(c)		6.88	11/1/2029	530,000	549,285
Cleveland-Cliffs, Inc., Gtd. Notes(b)		7.38	5/1/2033	670,000	697,405
Fortescue Treasury Pty Ltd., Sr. Unscd. Notes(b),(c)		6.13	4/15/2032	690,000	720,625
Novelis Corp., Gtd. Notes(b),(c)		6.38	8/15/2033	813,000	824,846
Samarco Mineracao SA, Sr. Unscd. Notes(b),(f)		9.50	6/30/2031	142,178	144,188
Samarco Mineracao SA, Sr. Unscd. Notes(f)		9.50	6/30/2031	672,006	681,509
					5,127,514
Real Estate — 4.8%
Anywhere Real Estate Group LLC/Realogy Co- Issuer Corp., Gtd. Notes(b),(c)		5.25	4/15/2030	1,081,000	1,014,124
Iron Mountain, Inc., Gtd. Notes(b)		4.88	9/15/2029	705,000	696,017
Iron Mountain, Inc., Gtd. Notes(b)		5.00	7/15/2028	686,000	686,583
Kennedy-Wilson, Inc., Gtd. Notes(c)		4.75	2/1/2030	918,000	865,996
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Scd. Notes(b)		4.88	5/15/2029	1,105,000	1,079,870
Rithm Capital Corp., Sr. Unscd. Notes(b),(c)		8.00	4/1/2029	1,288,000	1,323,325
Rithm Capital Corp., Sr. Unscd. Notes(b),(c)		8.00	7/15/2030	1,076,000	1,101,376
RLJ Lodging Trust LP, Sr. Scd. Notes(b),(c)		4.00	9/15/2029	882,000	837,290
Starwood Property Trust, Inc., Sr. Unscd. Notes(b)		4.38	1/15/2027	331,000	329,159
Starwood Property Trust, Inc., Sr. Unscd. Notes(b)		6.50	7/1/2030	351,000	367,365

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 121.6% (continued)
Real Estate — 4.8% (continued)
Starwood Property Trust, Inc., Sr. Unscd. Notes(b),(c)	7.25	4/1/2029	663,000	701,024
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Gtd. Notes(b)	6.00	1/15/2030	611,000	568,925
				9,571,054
Retailing — 2.8%
LBM Acquisition LLC, Gtd. Notes(b),(c)	6.25	1/15/2029	1,342,000	1,209,041
PetSmart LLC/PetSmart Finance Corp., Sr. Scd. Notes(b),(c)	7.50	9/15/2032	1,086,000	1,106,514
QXO Building Products, Inc., Sr. Scd. Bonds(b),(c)	6.75	4/30/2032	923,000	964,737
Staples, Inc., Sr. Scd. Notes(b)	10.75	9/1/2029	1,300,000	1,294,073
White Cap Supply Holdings LLC, Gtd. Notes(b),(c)	7.38	11/15/2030	923,000	958,317
				5,532,682
Semiconductors & Semiconductor Equipment — .8%
Kioxia Holdings Corp., Gtd. Notes(b),(c)	6.63	7/24/2033	1,556,000	1,619,447
Technology Hardware & Equipment — .9%
Virtusa Corp., Sr. Unscd. Notes(b),(c)	7.13	12/15/2028	1,806,000	1,781,343
Telecommunication Services — 7.5%
Altice France SA, Sr. Scd. Notes(b),(c)	9.50	11/1/2029	1,473,201	1,521,964
APLD ComputeCo LLC, Sr. Scd. Notes(b),(c)	9.25	12/15/2030	986,000	967,932
Cipher Compute LLC, Sr. Scd. Notes(b),(c)	7.13	11/15/2030	670,000	683,221
EchoStar Corp., Sr. Scd. Notes(c)	10.75	11/30/2029	1,880,000	2,080,373
Fibercop SpA, Sr. Scd. Notes(b),(c)	7.72	6/4/2038	546,000	549,384
Iliad Holding SAS, Sr. Scd. Notes(b)	7.00	10/15/2028	531,000	538,062
Iliad Holding SAS, Sr. Scd. Notes(b),(c)	8.50	4/15/2031	509,000	548,142
Level 3 Financing, Inc., Gtd. Notes(b),(c)	3.75	7/15/2029	376,000	343,762

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 121.6% (continued)
Telecommunication Services — 7.5% (continued)
Level 3 Financing, Inc., Gtd. Notes(b)		8.50	1/15/2036	855,014	876,678
Level 3 Financing, Inc., Sr. Scd. Bonds(b),(c)		6.88	6/30/2033	826,000	845,905
Level 3 Financing, Inc., Sr. Scd. Notes(b),(c)		7.00	3/31/2034	814,000	839,537
Lumen Technologies, Inc., Sr. Scd. Notes(b)		4.13	4/15/2029	232,175	231,014
Lumen Technologies, Inc., Sr. Scd. Notes(b),(c)		10.00	10/15/2032	380,000	382,375
Lumen Technologies, Inc., Sr. Unscd. Bonds, Ser. P(c)		7.60	9/15/2039	851,000	818,867
Lumen Technologies, Inc., Sr. Unscd. Notes(b),(c)		5.38	6/15/2029	676,000	639,134
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Gtd. Notes(b),(c)		6.50	2/15/2029	865,000	831,582
Vmed O2 UK Financing I PLC, Sr. Scd. Bonds(b)	EUR	5.63	4/15/2032	580,000	687,557
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Scd. Notes(b),(c)		8.25	10/1/2031	817,000	858,430
WULF Compute LLC, Sr. Scd. Notes(b),(c)		7.75	10/15/2030	846,000	872,233
					15,116,152
Transportation — 1.0%
Beacon Mobility Corp., Sr. Scd. Notes(b),(c)		7.25	8/1/2030	1,035,000	1,083,108
Stonepeak Nile Parent LLC, Sr. Scd. Notes(b),(c)		7.25	3/15/2032	843,000	893,147
					1,976,255
Utilities — 7.1%
Alpha Generation LLC, Gtd. Notes(b),(c)		6.25	1/15/2034	1,085,000	1,096,764
Alpha Generation LLC, Sr. Unscd. Notes(b),(c)		6.75	10/15/2032	1,060,000	1,097,879
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, Sr. Unscd. Notes(b),(c)		6.38	2/15/2032	1,890,000	1,897,208

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 121.6% (continued)
Utilities — 7.1% (continued)
ContourGlobal Power Holdings SA, Sr. Scd. Bonds(b),(c)	6.75	2/28/2030	1,331,000	1,374,071
Lightning Power LLC, Sr. Scd. Notes(b)	7.25	8/15/2032	770,000	819,215
NRG Energy, Inc., Gtd. Notes(b),(c)	3.88	2/15/2032	650,000	610,402
NRG Energy, Inc., Gtd. Notes(b),(c)	6.25	11/1/2034	841,000	864,510
NRG Energy, Inc., Jr. Sub. Bonds(b),(d)	10.25	3/15/2028	490,000	535,507
NRG Energy, Inc., Sr. Unscd. Notes(b),(c)	5.75	1/15/2034	809,000	817,652
PG&E Corp., Sr. Scd. Notes	5.00	7/1/2028	410,000	410,123
PG&E Corp., Sr. Scd. Notes	5.25	7/1/2030	694,000	689,501
Vistra Corp., Jr. Sub. Notes(b),(d)	7.00	12/15/2026	447,000	456,478
Vistra Operations Co. LLC, Gtd. Notes(b)	4.38	5/1/2029	76,000	75,083
Vistra Operations Co. LLC, Gtd. Notes(b)	6.88	4/15/2032	474,000	499,544
Vistra Operations Co. LLC, Gtd. Notes(b),(c)	7.75	10/15/2031	641,000	679,234
VoltaGrid LLC, Scd. Notes(b)	7.38	11/1/2030	739,000	732,520
XPLR Infrastructure Operating Partners LP, Gtd. Notes(b)	7.75	4/15/2034	559,000	568,541
XPLR Infrastructure Operating Partners LP, Gtd. Notes(b),(c)	8.38	1/15/2031	919,000	966,270
				14,190,502
Total Bonds and Notes (cost $236,698,446)				243,203,336
Convertible Bonds and Notes — .5%
Diversified Financials — .1%
Riot Platforms, Inc., Sr. Unscd. Notes	0.75	1/15/2030	160,000	181,400
Media — .1%
Cable One, Inc., Gtd. Notes	1.13	3/15/2028	321,000	262,032

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Convertible Bonds and Notes — .5% (continued)
Utilities — .3%
PG&E Corp., Sr. Scd. Notes	4.25	12/1/2027	541,000	557,284
Total Convertible Bonds and Notes (cost $1,010,524)				1,000,716

	Shares
Common Stocks — .1%
Telecommunication Services — .1%
Altice LuxCo 3(g) (cost $207,026)	12,647	228,515
Exchange-Traded Funds — 3.0%
Registered Investment Companies — 3.0%
Invesco Senior Loan ETF	97,206	2,041,326
iShares iBoxx $ High Yield Corporate Bond ETF	25,295	2,039,536
State Street SPDR Bloomberg High Yield Bond ETF	21,003	2,041,701
Total Exchange-Traded Funds (cost $6,030,368)		6,122,563

	Coupon Rate (%)	Maturity Date	Principal Amount ($)
Fixed Rate Loan Interests — 2.4%
Information Technology — 1.3%
Cotiviti, Inc., Initial Fixed Rate Term Loan(h)	7.63	5/1/2031	918,750	892,341
X.Ai Corp., Initial Fixed Rate Term Loan(h)	12.50	6/28/2030	1,691,171	1,781,192
				2,673,533
Technology Hardware & Equipment — 1.1%
X Corp., Tranche Fixed Rate Term Loan(h)	9.50	10/29/2029	2,084,221	2,080,865
Total Fixed Rate Loan Interests (cost $4,702,628)				4,754,398
Floating Rate Loan Interests — 5.8%
Automobiles & Components — .4%
Burgess Point Purchaser Corp., Initial Term Loan, (3 Month TSFR +5.35%)(e)	9.19	7/25/2029	353,180	301,718
IXS Holdings, Inc., Initial Term Loan, (1 Month TSFR +5.50%)(e)	9.22	9/21/2029	552,225	552,341
				854,059

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Floating Rate Loan Interests — 5.8% (continued)
Chemicals — .1%
Geon Performance Solutions LLC, 2024 Refinancing Term Loan, (3 Month TSFR +4.51%)(e)		8.18	8/18/2028	212,425	169,143
Commercial & Professional Services — .4%
Vaco Holdings LLC, Initial Term Loan, (3 Month TSFR +5.15%)(e)		8.82	1/22/2029	817,965	669,373
Consumer Discretionary — .5%
Allwyn Entertainment Financing US LLC, Term Loan B, (3 Month TSFR +2.50%)(e)		2.50	11/10/2032	500,000	492,500
Crown Finance US, Inc., Term Loan B, (1 Month TSFR +4.50%)(e)		8.34	12/2/2031	543,270	536,819
					1,029,319
Diversified Financials — .2%
OID-OL Intermediate I LLC, Initial Second Out Term Loan, (3 Month TSFR +4.40%)(e)		8.24	2/1/2029	359,098	301,082
Food Products — .2%
Max US Bidco, Inc., Initial Term Loan, (3 Month TSFR +5.00%)(e)		8.67	10/2/2030	529,374	414,804
Health Care — .8%
1261229 B.C. Ltd., Initial Term Loan, (1 Month TSFR +6.25%)(e)		10.17	10/8/2030	568,145	556,359
LifePoint Health, Inc., Term Loan B, (3 Month TSFR +3.75%)(e)		7.65	5/19/2031	409,930	411,733
US Anesthesia Partners, Inc., Initial Term Loan, (1 Month TSFR +4.11%)(e)		7.99	10/2/2028	689,203	693,349
					1,661,441
Industrial — .5%
Optimus Bidco SAS, Term Loan B, (3 Month EURIBOR +5.00%)(e)	EUR	7.02	1/2/2029	1,000,000	1,036,133

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Floating Rate Loan Interests — 5.8% (continued)
Information Technology — 1.1%
Flash Charm, Inc., 2024 Term Loan B-2, (3 Month TSFR +3.50%)(e)	7.35	3/2/2028	399,921	374,204
HS Purchaser LLC, Term Loan, (1 Month TSFR +6.10%)(e)	9.97	5/21/2029	412,487	374,720
Polaris Newco LLC, First Lien Dollar Term Loan, (3 Month TSFR +4.01%)(e)	7.85	6/5/2028	716,260	692,358
Starlight Parent LLC, Term Loan, (2 Month TSFR +4.00%)(e)	7.70	4/16/2032	798,000	798,499
				2,239,781
Internet Software & Services — .4%
MH Sub I LLC, 2023 May New Term Loan, (1 Month TSFR +4.25%)(e)	7.97	5/3/2028	412,404	384,670
MH Sub I LLC, Second Lien Term Loan, (3 Month TSFR +6.25%)(e)	10.09	2/23/2029	442,000	371,797
				756,467
Media — .7%
Numericable US LLC, New USD Term Loan B-14, (1 Month TSFR +6.88%)(h)	10.86	5/15/2031	678,012	678,717
The E.W. Scripps Co., New Tranche Term Loan B-2, (1 Month TSFR +5.86%)(e)	9.60	6/30/2028	365,976	371,075
The E.W. Scripps Co., Term Loan B-3, (1 Month TSFR +3.46%)(e)	7.20	11/30/2029	349,121	337,774
				1,387,566

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Floating Rate Loan Interests — 5.8% (continued)
Telecommunication Services — .5%
Zayo Group Holdings, Inc., Dollar Term Loan, (1 Month TSFR +3.61%)(e),(f)	7.33	3/11/2030	1,063,143	1,011,920
Total Floating Rate Loan Interests (cost $11,923,341)				11,531,088

	1-Day Yield (%)	Shares
Investment Companies — 2.9%
Registered Investment Companies — 2.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(i) (cost $5,765,992)	3.89	5,765,992	5,765,992
Total Investments (cost $266,338,325)		136.3%	272,606,608
Liabilities, Less Cash and Receivables		(36.3%)	(72,602,164)
Net Assets		100.0%	200,004,444

ETF—Exchange-Traded Fund
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
GBP—British Pound
SPDR—Standard & Poor’s Depository Receipt
TSFR—Term Secured Overnight Financing Rate Reference Rates
USD—United States Dollar

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
December 31, 2025, these securities amounted to $223,965,765 or 112.0% of net assets.

(c)	Security, or a portion thereof, has been pledged as collateral for the fund’s Revolving Credit and Security Agreement.
(d)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(e)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(f)	Payment-in-kind security and interest may be paid in additional par.
(g)	Non-income producing security.
(h)	Variable rate demand note—rate shown is the interest rate in effect at December 31, 2025. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
(i)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs & Co. LLC
United States Dollar	2,728,200	British Pound	2,070,000	1/22/2026	(61,980)
Euro	500,000	United States Dollar	583,629	1/22/2026	4,584
United States Dollar	13,746,597	Euro	11,810,000	1/22/2026	(146,986)
Gross Unrealized Appreciation					4,584
Gross Unrealized Depreciation					(208,966)
See notes to schedule of investments.

Schedule of Investments
BNY Mellon High Yield Strategies Fund
December 31, 2025 (Unaudited)
The following is a summary of the inputs used as of December 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	—	3,473,280	—	3,473,280
Convertible Corporate Bonds and Notes	—	1,000,716	—	1,000,716
Corporate Bonds and Notes	—	239,730,056	—	239,730,056
Equity Securities - Common Stocks	—	228,515	—	228,515
Exchange-Traded Funds	6,122,563	—	—	6,122,563
Fixed Rate Loan Interests	—	4,754,398	—	4,754,398
Floating Rate Loan Interests	—	11,531,088	—	11,531,088
Investment Companies	5,765,992	—	—	5,765,992
	11,888,555	260,718,053	—	272,606,608
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	4,584	—	4,584
	—	4,584	—	4,584

Schedule of Investments (Unaudited) (continued)
December 31, 2025 (Unaudited)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	(208,966)	—	(208,966)
	—	(208,966)	—	(208,966)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities and floating rate loan interests, excluding short-term investments (other than U.S. Treasury Bills) and forward foreign currency exchange contracts (“forward contracts”), are valued each business day by one or more independent pricing services (each, a “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by the Adviser based on values supplied by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Adviser. These securities are generally categorized within Level 2 of the fair value hierarchy.
Investments in equity securities and exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.
Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at December 31, 2025 is discussed below.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. The risk of non-payment may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at December 31, 2025 are set forth in the Schedule of Investments.

At December 31, 2025, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $6,063,901, consisting of $8,360,009 gross unrealized appreciation and $2,296,108 gross unrealized depreciation.
At December 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.